Trade Accounts Receivable, Net - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (52.9)
Additions	(5.8)
Reversal	17.7
Write-off	3.6
Foreign exchange variation	(7.6)
Ending balance	(45.0)	$ (52.9)
Previously stated [member]
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (52.9)	(41.6)	$ (38.4)
Additions		(22.1)	(36.0)
Reversal		9.9	12.5
Write-off		5.2	10.3
Foreign exchange variation		(4.3)	10.0
Ending balance		$ (52.9)	$ (41.6)